Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Bank's VaR by type of Risks (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Interest Rate Risk [line items]
Interest rate risk	$ 6,262	$ 3,754
Currency Exchange rate risk	182	37
Price risk	$ 82	$ 35